UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-2661

Name of Fund:  Merrill Lynch Pacific Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, Merrill Lynch Pacific Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments


Merrill Lynch Pacific Fund, Inc.

Schedule of Investments as of September 30, 2005                                                                (in U.S. dollars)

                                                         Shares
Country             Industry                               Held    Common Stocks                                        Value
Australia - 2.6%    Capital Markets - 0.5%            2,372,100    Macquarie Capital Alliance Group (b)           $     3,622,909

                    Commercial Banks - 0.5%             152,000    National Australia Bank Ltd.                         3,836,273

                    Commercial Services &               539,706    Brambles Industries Ltd. (e)                         3,651,619
                    Supplies - 0.5%

                    Industrial Conglomerates - 0.6%     145,000    Wesfarmers Ltd.                                      4,445,781

                    Textiles, Apparel & Luxury          385,000    Billabong International Ltd.                         3,836,770
                    Goods - 0.5%

                                                                   Total Common Stocks in Australia                    19,393,352


China - 0.6%        Oil, Gas & Consumable             4,093,000    China Shenhua Energy Co. Ltd. Class H (b)            4,801,173
                    Fuels - 0.6%

                                                                   Total Common Stocks in China                         4,801,173


Hong Kong - 5.4%    Automobiles - 0.7%               14,792,000    Denway Motors Ltd.                                   5,386,536

                    Food Products - 0.5%              9,142,700    Cofco International Ltd.                             3,948,058

                    Industrial Conglomerates - 2.2%   1,560,438    Hutchison Whampoa Ltd.                              16,141,942

                    Insurance - 0.4%                  1,793,000    Ping An Insurance Group Co. of China Ltd.            3,131,726

                    Real Estate - 1.6%                3,001,000    Wharf Holdings Ltd.                                 11,701,879

                                                                   Total Common Stocks in Hong Kong                    40,310,141


India - 3.9%        Chemicals - 3.0%                  1,257,000    Reliance Industries Ltd.                            22,686,899

                    Electric Utilities - 0.3%           960,000    National Thermal Power Corp. Ltd.                    2,314,568

                    Oil, Gas & Consumable               168,000    Oil & Natural Gas Corp. Ltd.                         4,053,934
                    Fuels - 0.6%

                                                                   Total Common Stocks in India                        29,055,401


Japan - 70.1%       Auto Components - 5.5%              597,000    Futaba Industrial Co., Ltd.                         13,089,333
                                                        858,000    Toyota Industries Corp.                             28,539,439
                                                                                                                  ---------------
                                                                                                                       41,628,772

                    Automobiles - 3.8%                1,574,000    Fuji Heavy Industries Ltd.                           7,124,246
                                                      1,136,000    Suzuki Motor Corp.                                  21,048,174
                                                                                                                  ---------------
                                                                                                                       28,172,420

                    Building Products - 2.8%            525,000    Asahi Glass Co., Ltd.                                5,516,808
                                                        590,000    Daikin Industries Ltd.                              15,824,951
                                                                                                                  ---------------
                                                                                                                       21,341,759

                    Chemicals - 7.0%                  2,350,000    Asahi Kasei Corp.                                   12,855,126
                                                      2,450,000    Mitsubishi Rayon Co., Ltd.                          10,981,119
                                                        449,000    Shin-Etsu Chemical Co., Ltd.                        19,609,582
                                                      1,495,000    Sumitomo Chemical Co., Ltd.                          9,259,661
                                                                                                                  ---------------
                                                                                                                       52,705,488

                    Commercial Banks - 2.9%               3,182    Resona Holdings, Inc.                                8,225,922
                                                      1,120,100    Shinsei Bank Ltd.                                    7,066,098
                                                            697    Sumitomo Mitsui Financial Group, Inc.                6,580,113
                                                                                                                  ---------------
                                                                                                                       21,872,133

                    Construction &                      838,000    JGC Corp.                                           15,341,892
                    Engineering - 3.9%                2,236,000    Okumura Corp.                                       13,711,135
                                                                                                                  ---------------
                                                                                                                       29,053,027

                    Electric Utilities - 2.0%           600,600    Chubu Electric Power Co., Inc.                      14,678,507

                    Electronic Equipment &              139,000    Hoya Corp.                                           4,623,522
                    Instruments - 4.5%                  417,000    Hoya Corp. (b)                                      14,201,694
                                                        271,900    Murata Manufacturing Co., Ltd.                      15,185,521
                                                                                                                  ---------------
                                                                                                                       34,010,737

                    Food & Staples Retailing - 1.2%     261,600    Seven & I Holdings Co. Ltd.                          8,678,454

                    Gas Utilities - 2.6%              4,772,000    Tokyo Gas Co., Ltd.                                 19,409,670

                    Health Care Equipment &             502,000    Terumo Corp.                                        16,166,402
                    Supplies - 2.2%

                    Household Durables - 1.3%           217,200    Rinnai Corp.                                         5,001,694
                                                        318,000    Sharp Corp.                                          4,612,599
                                                                                                                  ---------------
                                                                                                                        9,614,293

                    Insurance - 11.1%                 4,321,300    Aioi Insurance Co., Ltd.                            25,773,767
                                                          1,619    Millea Holdings, Inc.                               25,997,706
                                                      2,385,000    Mitsui Sumitomo Insurance Co., Ltd.                 27,650,344
                                                        500,000    Nipponkoa Insurance Co., Ltd.                        3,860,067
                                                                                                                  ---------------
                                                                                                                       83,281,884

                    Machinery - 4.2%                  2,996,000    Kubota Corp.                                        20,776,919
                                                      1,350,000    Tadano Ltd.                                         10,565,114
                                                                                                                  ---------------
                                                                                                                       31,342,033

                    Office Electronics - 1.7%           242,000    Canon, Inc.                                         13,088,583

                    Pharmaceuticals - 6.5%              789,000    Chugai Pharmaceutical Co., Ltd.                     15,071,334
                                                        560,000    Takeda Pharmaceutical Co., Ltd.                     33,400,388
                                                                                                                  ---------------
                                                                                                                       48,471,722

                    Semiconductors &                    114,300    Rohm Co., Ltd.                                       9,933,430
                    Semiconductor Equipment - 1.3%

                    Software - 1.5%                     161,000    Fuji Soft ABC, Inc.                                  4,218,899
                                                        212,000    Trend Micro, Inc.                                    6,715,017
                                                                                                                  ---------------
                                                                                                                       10,933,916

                    Trading Companies &               1,555,000    Mitsubishi Corp.                                    30,732,310
                    Distributors - 4.1%

                                                                   Total Common Stocks in Japan                       525,115,540


New Zealand - 5.8%  Diversified Financial            29,750,735    Guinness Peat Group Plc                             43,940,080
                    Services - 5.8%

                                                                   Total Common Stocks in New Zealand                  43,940,080


Singapore - 2.5%    Commercial Banks - 0.7%           1,476,800    Oversea-Chinese Banking Corp.                        5,463,155

                    Industrial Conglomerates - 1.8%   1,747,000    Keppel Corp. Ltd.                                   13,132,228

                                                                   Total Common Stocks in Singapore                    18,595,383

South Korea - 6.3%  Automobiles - 0.8%                   75,000    Hyundai Motor Co.                                    5,868,939

                    Chemicals - 0.6%                    375,000    Hanwha Chemical Corp.                                4,680,749

                    Diversified                         189,200    KT Corp. (a)                                         4,257,000
                    Telecommunication
                    Services - 0.6%

                    Metals & Mining - 3.6%              473,000    POSCO (a)                                           26,752,880

                    Textiles, Apparel & Luxury          250,000    Cheil Industries, Inc.                               5,376,860
                    Goods - 0.7%

                                                                   Total Common Stocks in South Korea                  46,936,428


Taiwan - 1.3%       Electronic Equipment &            1,638,395    Delta Electronics, Inc.                              2,799,325
                    Instruments - 0.4%

                    Metals & Mining - 0.9%              379,819    China Steel Corp. (a)                                6,775,622

                                                                   Total Common Stocks in Taiwan                        9,574,947

                                                                   Total Common Stocks
                                                                   (Cost - $427,937,868) - 98.5%                      737,722,445


                                                     Beneficial
                                                       Interest    Short-Term Securities
                                                 $    9,048,005    Merrill Lynch Liquidity Series, LLC Cash
                                                                   Sweep Series I (c)                                   9,048,005
                                                      1,420,000    Merrill Lynch Liquidity Series, LLC Money
                                                                   Market Series (c)(d)                                 1,420,000

                                                                   Total Short-Term Securities
                                                                   (Cost - $10,468,005) - 1.4%                         10,468,005

                    Total Investments (Cost - $438,405,873*) - 99.9%                                                  748,190,450
                    Other Assets Less Liabilities - 0.1%                                                                  644,435
                                                                                                                  ---------------
                    Net Assets - 100.0%                                                                           $   748,834,885
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $     481,575,678
                                                  =================
    Gross unrealized appreciation                 $     268,594,483
    Gross unrealized depreciation                       (1,979,711)
                                                  -----------------
    Net unrealized appreciation                   $     266,614,772
                                                  =================

(a) Depositary receipts.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net          Interest
    Affiliate                                     Activity        Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                $    6,187,524     $  124,622
    Merrill Lynch Liquidity Series,
       LLC Money Market Series                $     (10,000)     $   11,257


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Pacific Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Pacific Fund, Inc.


Date: November 17, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Pacific Fund, Inc.


Date: November 17, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Pacific Fund, Inc.


Date: November 17, 2005